Cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of cash and cash equivalents
Cash at bank	$ 129,573		$ 161,158
Deposits at call	402		393
Cash and cash equivalents	129,975	$ 38,029	$ 161,551	$ 62,960
Cash flows from operating activities
Loss for the period	(40,162)	(47,934)
Add/(deduct) net loss for non-cash items as follows:
Finance costs	15,083	10,790
Equity settled share-based payment	9,102	15,172
Remeasurement of warrant liabilities	4,498	11,978
Depreciation and amortization	4,309	2,081
Other cost of finance classified as financing activities	2,613	0
Loss on termination of sublease	166	0
Gain on termination of lease	(618)	0
Foreign exchange (gains)/losses	(311)	616
Remeasurement of contingent consideration	(7,641)	4,303
Restructure of short term incentive	0	6,711
Deferred tax expense/(benefit)	445	212
Adjustment for pre-launch inventory	0	(24,194)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(28,472)	17,567
Decrease/(increase) in prepayments	(1,742)	(1,198)
Decrease/(increase) in inventory	581	0
Decrease/(increase) in tax incentive recoverable	0	424
Increase/(decrease) in trade and other payables	13,730	4,710
Increase/(decrease) in provisions	(1,925)	(21,893)
Net cash (outflows) in operating activities	$ (30,344)	$ (20,655)